Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended		3 Months Ended										12 Months Ended			3 Months Ended	0 Months Ended
	Dec. 28, 2012	Dec. 14, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Mar. 04, 2013
Subsequent Event [Line Items]
Dividends declared per share (in usd per share)	$ 2.00	$ 0.25	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.25	$ 0.25	$ 0.25	$ 0.20	$ 0.20	$ 0.20	$ 1.2	$ 3	$ 0.6
Loss on debt extinguishment													$ 0	$ 0	$ 34.0
Dividend Declared [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared																$ 0.3
Dividend Paid [Member]
Subsequent Event [Line Items]
Dividends declared per share (in usd per share)																	$ 0.3